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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07525


                      Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

             Pioneer Mid Cap Growth Fund
             Schedule of Investments  6/30/06 (unaudited)
 Shares                                                       Value

             COMMON STOCK - 99.8 %
             Energy - 9.4 %
             Coal & Consumable Fuels - 1.5 %
  220,700    Massey Energy Co.                             $7,945,200
             Integrated Oil & Gas - 1.3 %
   63,800    Occidental Petroleum Corp.                    $6,542,690
             Oil & Gas Drilling - 2.2 %
  105,600    Helmerich & Payne, Inc.                       $6,363,456
  172,100    Patterson Energy, Inc.                         4,872,151
                                                           $11,235,607
             Oil & Gas Equipment & Services - 1.4 %
  199,800    BJ Services Co. *                             $7,444,548
             Oil & Gas Exploration & Production - 1.8 %
  198,800    Noble Affiliates, Inc.                        $9,315,768
             Oil & Gas Refining & Marketing - 1.2 %
   80,300    Tesoro Petroleum Corp.                        $5,971,108
             Total Energy                                  $48,454,921

             Materials - 2.0 %
             Diversified Metals & Mining - 2.0 %
   59,700    Freeport-McMoRan Copper & Gold, Inc. (Class B)$3,307,977
   85,700    Phelps Dodge Corp.                             7,041,112
                                                           $10,349,089
             Total Materials                               $10,349,089

             Capital Goods - 7.2 %
             Aerospace & Defense - 1.8 %
  121,200    L-3 Communications Holdings, Inc.             $9,140,904
             Building Products - 0.8 %
   96,700    American Standard Companies, Inc.             $4,184,209
             Industrial Machinery - 4.6 %
  126,900    Dover Corp.                                   $6,272,667
  158,200    ITT Industries, Inc.                           7,830,900
  124,100    Parker Hannifin Corp.                          9,630,160
                                                           $23,733,727
             Total Capital Goods                           $37,058,840

             Commercial Services & Supplies - 0.8 %
             Diversified Commerc Services - 0.8 %
   60,000    The Dun & Bradstreet Corp. *                  $4,180,800
             Total Commercial Services & Supplies          $4,180,800

             Transportation - 1.3 %
             Airlines - 1.3 %
  421,800    Southwest Airlines Co.                        $6,904,866
             Total Transportation                          $6,904,866

             Consumer Durables & Apparel - 3.1 %
             Apparel, Accessories & Luxury Goods - 3.1 %
  199,400    Coach, Inc. *                                 $5,962,060
  273,300    Liz Claiborne, Inc.                            10,128,498
                                                           $16,090,558
             Total Consumer Durables & Apparel             $16,090,558

             Consumer Services - 4.6 %
             Education Services - 1.0 %
  171,300    Career Education Corp. *                      $5,120,157
             Hotels, Resorts & Cruise Lines - 1.2 %
  167,900    Royal Caribbean Cruises, Ltd.                 $6,422,175
             Restaurants - 2.4 %
  187,900    Rare Hospitality International, Inc. *        $5,404,004
  142,200    Yum! Brands, Inc.                              7,148,394
                                                           $12,552,398
             Total Consumer Services                       $24,094,730

             Media - 3.2 %
             Advertising - 0.8 %
   45,800    Omnicom Group                                 $4,080,322
             Broadcasting & Cable Television - 1.1 %
   66,500    Liberty Media Holding Corp. *                 $5,570,705
             Publishing - 1.3 %
  138,100    Meredith Corp.                                $6,841,474
             Total Media                                   $16,492,501

             Retailing - 6.8 %
             Apparel Retail - 6.8 %
  197,000    Abercrombie & Fitch Co.                       $10,919,710
  160,700    American Eagle Outfitters, Inc.                5,470,228
  260,822    Ross Stores, Inc.                              7,316,057
  514,000    TJX Companies, Inc.                            11,750,040
                                                           $35,456,035
             Total Retailing                               $35,456,035

             Food & Drug Retailing - 1.6 %
             Hypermarkets & Supercenters - 1.6 %
  297,600    BJ'S Wholesale Club, Inc. *                   $8,436,960
             Total Food & Drug Retailing                   $8,436,960

             Food, Beverage & Tobacco - 3.5 %
             Distillers & Vintners - 1.3 %
  268,500    Constellation Brands, Inc. *                  $6,712,500
             Soft Drinks - 2.2 %
  136,400    Fomento Economico Mexicano SA de C.V. (A.D.R.)$11,419,408
             Total Food, Beverage & Tobacco                $18,131,908

             Household & Personal Products - 1.4 %
             Personal Products - 1.4 %
  153,000    Alberto-Culver Co. (Class B)                  $7,454,160
             Total Household & Personal Products           $7,454,160

             Health Care Equipment & Services - 11.6 %
             Health Care Equipment - 3.3 %
  278,900    Biomet, Inc. *                                $8,726,781
  506,700    Boston Scientific Corp. *                      8,532,828
                                                           $17,259,609
             Health Care Services - 2.8 %
  140,300    DaVita, Inc. *                                $6,972,910
  122,000    Quest Diagnostics, Inc. *                      7,310,240
                                                           $14,283,150
             Health Care Supplies - 2.4 %
  278,500    Cooper Companies, Inc. * (b)                  $12,334,765
             Health Care Technology - 1.3 %
  257,500    IMS Health, Inc.                              $6,913,875
             Managed Health Care - 1.8 %
  174,600    Coventry Health Care, Inc *                   $9,592,524
             Total Health Care Equipment & Services        $60,383,923

             Pharmaceuticals & Biotechnology - 9.0 %
             Biotechnology - 3.6 %
  389,300    Cubist Pharmaceuticals, Inc. *                $9,802,574
  242,300    Vertex Pharmaceuticals, Inc. *                 8,894,833
                                                           $18,697,407
             Life Sciences Tools & Services - 1.9 %
  149,400    Charles River Laboratories International, Inc.$5,497,920
  101,200    Waters Corp. *                                 4,493,280
                                                           $9,991,200
             Pharmaceuticals - 3.5 %
   81,700    Barr Laboratorie, Inc. *                      $3,896,273
  350,783    Par Pharmaceutical Co., Inc. * (b)             6,475,454
  240,721    Teva Pharmaceutical Industries, Ltd. (A.D.R.) (7,604,376
                                                           $17,976,103
             Total Pharmaceuticals & Biotechnology         $46,664,710

             Banks - 2.1 %
             Regional Banks - 1.0 %
  202,300    Synovus Financial Corp. *                     $5,417,594
             Thrifts & Mortgage Finance - 1.1 %
  123,700    The PMI Group, Inc.                           $5,514,546
             Total Banks                                   $10,932,140

             Diversified Financials - 5.6 %
             Asset Management & Custody Banks - 4.0 %
   50,600    Affiliated Managers Group, Inc. * (b)         $4,396,634
  197,400    Federated Investors, Inc. *                    6,218,100
   56,600    Legg Mason, Inc. *                             5,632,832
  113,600    T. Rowe Price Associates, Inc.                 4,295,216
                                                           $20,542,782
             Investment Banking & Brokerage - 1.6 %
  360,900    E*TRADE Group, Inc. *                         $8,235,738
             Total Diversified Financials                  $28,778,520

             Insurance - 1.8 %
             Multi-Line Insurance - 1.1 %
  165,800    Genworth Financial, Inc.                      $5,776,472
             Reinsurance - 0.7 %
  127,400    Platinum Underwriter Holdings, Ltd            $3,564,652
             Total Insurance                               $9,341,124

             Software & Services - 8.0 %
             Application Software - 3.0 %
  183,300    Amdocs, Ltd. *                                $6,708,780
  251,900    Autodesk, Inc. *                               8,680,474
                                                           $15,389,254
             Systems Software - 5.0 %
  330,400    BMC Software, Inc. *                          $7,896,560
  846,100    Macrovision Corp. *                            18,208,072
                                                           $26,104,632
             Total Software & Services                     $41,493,886

             Technology Hardware & Equipment - 8.0 %
             Communications Equipment - 6.5 %
  187,650    F5 Networks, Inc. *                           $10,035,522
  504,300    Foundry Networks, Inc. *                       5,375,838
  156,100    Harris Corp.                                   6,479,711
  727,800    Juniper Networks, Inc. *                       11,637,522
                                                           $33,528,593
             Computer Hardware - 1.5 %
  473,070    Palm, Inc. * (b)                              $7,616,427
             Total Technology Hardware & Equipment         $41,145,020

             Semiconductors - 6.8 %
             Semiconductors - 6.8 %
  271,500    Freescale Semiconductor, Inc. * (b)           $7,873,500
  698,300    LSI Logic Corp. *                              6,249,785
  276,100    Maxim Integrated Products *                    8,865,571
  197,500    National Semiconductor Corp.                   4,710,375
  336,800    Xilinx, Inc.                                   7,628,520
                                                           $35,327,751
             Total Semiconductors                          $35,327,751

             Utilities - 2.0 %
             Independent Power Producer & Energy Traders - 2.0 %
  177,300    TXU Corp.                                     $10,600,768
             Total Utilities                               $10,600,768
             TOTAL COMMON STOCK                            $517,773,210
             (Cost   $   502,312,883)
             TEMPORARY CASH INVESTMENT - 6.6 %
             Security Lending Collateral - 6.6 %
  34,016,520 Securities Lending Investment Fund, 5.2%      $34,016,520
             TOTAL TEMPORARY CASH INVESTMENT               $34,016,521
             (Cost   $   34,016,520)
             TOTAL INVESTMENT IN SECURITIES - 106.4%       $551,789,731
             (Cost   $   536,329,403) (a)
             OTHER ASSETS AND LIABILITIES - (6.4)%         $(33,066,358)

             TOTAL NET ASSETS - 100.0%                     $518,723,373

(A.D.R.)     American Depositary Receipt

*            Non-income producing security

(a) At June 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $537,026,889 was as follows:

             Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cos$ 25,048,936

             Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value(10,286,094)

             Net unrealized gain                           $14,762,842

(b)          At June 30, 2006, the following securities were out on loan:

Shares                          Security                      Value
48,000       Affiliated Managers Group, Inc. *             $    4,170,720
98,144       Cooper Companies, Inc. *                           4,346,798
59,103       Freeport-McMoRan Copper & Gold, Inc. (Class B)     3,274,897
37,700       Freescale Semiconductor, Inc. *                    1,093,300
468,339      Palm, Inc. *                                       7,540,258
205,560      Par Pharmaceutical Co., Inc. *                     3,794,638
238,314      Teva Pharmaceutical Industries, Ltd. (A.D.R.)      7,528,339
             Total                                         $  31,748,950


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 30, 2006

* Print the name and title of each signing officer under his or her signature.